Leases - Summary of Amounts Relevant to Company's Assets Leased for Use in its Operations (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$ 288	$ 305	$ 302
Operating cash flows from finance leases	5	6	7
Financing cash flows from finance leases	12	12	10
Right of use assets obtained in exchange for new operating lease liabilities	164	128	134
Right of use assets obtained in exchange for new finance lease liabilities	$ 75	$ 6	$ 10